MERRILL LYNCH
                                                              MUNICIPAL
                                                              INTERMEDIATE
                                                              TERM FUND

                               [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              April 30, 1999

                 MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Richard R. West, Trustee
Arthur Zeikel, Trustee
Vincent R. Giordano, Senior Vice President
William R. Bock, Vice President
Kenneth A. Jacob, Vice President
Donald C. Burke, Vice President and Treasurer
William E. Zitelli, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

DEAR SHAREHOLDER

The Municipal Market Environment

During the three months ended April 30, 1999, long-term bond yields generally moved higher. Most of this increase in yields occurred in February and early March. However, during February, a number of data releases suggested that US economic growth would likely remain strong throughout most of 1999. Consequently, long-term US Treasury bond yields rose more than 60 basis points (0.60%) to 5.70% by early March. During the remainder of the three-month period, US Treasury bond yields traded between 5.50% and 5.70% as the lack of inflationary pressures offset much of the concerns generated by continued strong economic growth. Long-term uninsured municipal bond yields rose over 15 basis points to 5.34% by early March, then declined slightly to close the April quarter at 5.29%, as measured by the Bond Buyer Revenue Bond Index.

In recent months, the tax-exempt market was better able to withstand much of the upward pressure on bond yields because of its stronger technical position. While the continued positive inflationary environment limited some of the recent increases in taxable bond yields, a deteriorating supply/demand position helped push taxable bond yields significantly higher than municipal bond yields. Much of the US Treasury bond market's underperformance in recent months can be attributed to the large amounts of taxable corporate issuance. Large taxable corporate underwritings reduced the demand for US Government securities in recent months, pushing US Treasury bond yields higher.

On the other hand, the tax-exempt bond market enjoyed only limited new-issue supply. During the six months ended April 30, 1999, more than $123 billion in new long-term tax-exempt securities was underwritten, a decline of 10% compared to the same period a year ago. Municipalities issued less than $60 billion in long-term tax-exempt securities during the three months ended April 30, 1999, a decline of 25% compared to the April 30, 1998 quarter. More recently, the rate of new tax-exempt issuance has declined even further. During April 1999, just over $15 billion in long-term tax-exempt securities was marketed, a decline of over 33% compared to April 1998 levels. As municipal bond yields fell and stabilized in recent quarters, the ability of municipalities to refinance existing higher-couponed debt declined. This led to a significant decrease in refunding issuance and an overall drop in new municipal bond supply. When coupled with ongoing, moderate retail and institutional demand, the tax-exempt bond market was able to avoid much of the yield volatility exhibited by US Treasury securities.

Looking ahead, the expected combination of moderate economic growth in the United States and continued negligible inflation suggests a relatively stable interest rate environment. However, in recent years, bond yields reached their annual peaks in early May and declined for the remainder of the year. A meaningful decline in fixed-income bond yields would require either evidence of a significant slowdown in the US economy or the resumption of concerns regarding renewed shocks to the world's economic system. Currently, neither condition exists or seems likely in the immediate future. In our opinion, this suggests a continuation of the narrow trading ranges seen in recent months.

Portfolio Strategy

During the last several months, we adopted a neutral, fully invested investment strategy, since indicators pointed to a continuation of both benign inflation and healthy domestic economic growth. These favorable conditions led us to believe that long-term tax-exempt bond yields would remain trading within a somewhat narrow range. Therefore, we chose to focus on income-producing securities rather than on those issues with the potential for capital gains. We believed that coupon income could be the more significant component of total return for the Fund if the tax-exempt bond market performed as anticipated. Keeping shareholder income in mind, Merrill Lynch Municipal Intermediate Term Fund remained fully invested for most of the past several months, and we expect to maintain this position going forward.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Municipal Intermediate Term Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ William R. Bock

William R. Bock
Vice President and Portfolio Manager

June 11, 1999

================================================================================
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Municipal Intermediate Term Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
================================================================================


                                     2 & 3

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing 1% thereafter to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.10% and an account maintenance fee of 0.20%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*

                                                                                          Ten Years/       Standardized
                                                       12 Month           3 Month       Since Inception    30-Day Yield
                                                     Total Return      Total Return      Total Return      As of 4/30/99
========================================================================================================================
ML Municipal Intermediate Term Fund Class A Shares       +6.73%            -1.13%            +92.80%           3.80%
------------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class B Shares       +6.29             -1.31             +86.95            3.52
------------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class C Shares       +6.39             -1.22             +31.34            3.51
------------------------------------------------------------------------------------------------------------------------
ML Municipal Intermediate Term Fund Class D Shares       +6.52             -1.16             +32.68            3.70
========================================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are Class A & Class B Shares, for the ten years ended 4/30/99 and Class C & Class D Shares, from 10/21/94 to 4/30/99.

Average Annual Total Return

                                           % Return Without       % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 3/31/99                               +5.60%               +4.54%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                         +6.15                +5.93
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                          +6.95                +6.85
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.

                                               % Return             % Return
                                             Without CDSC         With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 3/31/99                               +5.27%               +4.28%
--------------------------------------------------------------------------------
Five Years Ended 3/31/99                         +5.81                +5.81
--------------------------------------------------------------------------------
Ten Years Ended 3/31/99                          +6.62                +6.62
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return             % Return
                                             Without CDSC         With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 3/31/99                               +5.26%               +4.27%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99             +6.28                +6.28
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return Without       % Return With
                                             Sales Charge         Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 3/31/99                               +5.49%               +4.44%
--------------------------------------------------------------------------------
Inception (10/21/94) through 3/31/99             +6.52                +6.28
--------------------------------------------------------------------------------
*     Maximum sales charge is 1%.
**    Assuming maximum sales charge.


                                     4 & 5

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                     S&P       Moody's     Face                                                                             Value
STATE                Ratings   Ratings    Amount  Issue                                                                   (Note 1a)
===================================================================================================================================
Alabama--2.7%        A1        VMIG1+    $ 5,100  Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                                                  VRDN, Series A, 4.20% due 5/01/2022 (a)                                  $  5,100
===================================================================================================================================
Alaska--1.3%         AAA       Aaa         2,250  Alaska Student Loan Corporation, Student Loan Revenue Bonds, AMT,
                                                  Series A, 5.65% due 7/01/2012 (b)                                           2,375
===================================================================================================================================
Arizona--1.1%        NR*       NR*         2,000  Mohave County, Arizona, IDA, IDR (North Star Steel Company Project),
                                                  AMT, 6.70% due 3/01/2020                                                    2,149
===================================================================================================================================
California--10.6%    AAA       Aaa         2,000  Beverly Hills, California, Public Financing Authority, Lease Revenue
                                                  Refunding Bonds, Series A, 5.125% due 6/01/2010 (c)                         2,130
                     AAA       Aaa         5,000  California State, GO (Veterans Bonds), AMT, Series BH, 5.20% due
                                                  12/01/2011 (e)                                                              5,075
                                                  California State Public Works Board, Lease Revenue Refunding Bonds:
                     A         A1          3,000    (Department of Justice Building), Series B, 5.25% due 5/01/2011           3,195
                     A         A1          5,000    (Department of Corrections), Series C, 5.25% due 11/01/2010               5,348
                     AAA       Aaa         4,000  Oxnard, California, Financing Authority, Solid Waste Revenue Bonds, AMT,
                                                  5.75% due 5/01/2010 (b)                                                     4,311
===================================================================================================================================
Colorado--2.9%       AAA       Aaa         5,000  Jefferson County, Colorado, School District No. R-001, GO, Series A,
                                                  5.50% due 12/15/2009 (d)                                                    5,448
===================================================================================================================================
Connecticut--2.8%    AA        Aa3         5,000  Connecticut State, GO, Series D, 5.25% due 12/15/2011                       5,319
===================================================================================================================================
District of          AAA       Aaa         4,700  District of Columbia, GO, Refunding, Series A, 5.375% due 6/01/2010 (b)     4,945
Columbia--2.6%
===================================================================================================================================
Georgia--0.4%        A1        VMIG1+        700  Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia
                                                  Power Company Plant--Bowen Project), VRDN, 4.25% due 3/01/2024 (a)            700
===================================================================================================================================
Hawaii--3.0%         AAA       Aaa         5,000  Hawaii State, GO, Refunding, Series CO, 6% due 3/01/2009 (d)                5,590
===================================================================================================================================
Idaho--1.8%          AA-       Aa2         3,180  Ada and Canyon Counties, Idaho, GO, Joint School District No. 2,
                                                  Refunding (Meridan), 5.50% due 7/30/2010                                    3,452
===================================================================================================================================
Illinois--8.3%       BB+       Baa2        4,500  Chicago, Illinois, O'Hare International Airport, Special Facilities
                                                  Revenue Refunding Bonds (United Airlines Project), AMT, Series B,
                                                  5.20% due 4/01/2011                                                         4,546
                     AAA       Aaa         3,585  Cook County, Illinois, GO, Capital Improvement Bonds, Series A, 5.125%
                                                  due 11/15/2012 (d)                                                          3,687
                     NR*       VMIG1+      7,400  Illinois Health Facilities Authority, Revenue Refunding Bonds
                                                  (Resurrection Health Care System), VRDN, 4.20% due 5/01/2011 (a)            7,400
===================================================================================================================================
Kansas--2.9%         AA+       Aa2         5,000  Kansas State Department of Transportation, Highway Revenue Refunding
                                                  Bonds, 5.50% due 9/01/2010                                                  5,449
===================================================================================================================================
Louisiana--0.5%      A1+       VMIG1+        900  Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
                                                  Refunding Bonds (1st Stage A-Loop Inc.), VRDN, 4.10% due 9/01/2008 (a)        900
===================================================================================================================================
Maine--1.4%          NR*       A           2,585  Maine Educational Loan Marketing Corporation, Student Loan Revenue
                                                  Refunding Bonds, AMT, 6.90% due 11/01/2003                                  2,706
===================================================================================================================================
Massachusetts--1.2%  AAA       Aaa         2,295  Massachusetts State Turnpike Authority, Western Turnpike Revenue
                                                  Refunding Bonds, Series A, 5.55% due 1/01/2017 (c)                          2,321
===================================================================================================================================
Michigan--0.6%       NR*       A           1,000  Michigan Higher Education, Student Loan Authority Revenue Bonds, AMT,
                                                  Series XIV-A, 6.75% due 10/01/2006                                          1,055
===================================================================================================================================
Minnesota--2.8%      AAA       Aaa         5,000  Minneapolis and Saint Paul, Minnesota, Metropolitan Airports Commission,
                                                  Airport Revenue Bonds, AMT, Series B, 5.25% due 1/01/2011 (b)               5,207
===================================================================================================================================
Nebraska--3.4%       AAA       Aaa         5,965  American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds
                                                  (Nebraska Public Gas Agency Project), Series A, 5.25% due 6/01/2008 (b)     6,323
===================================================================================================================================
Nevada--2.3%         AA        Aa2         4,205  Nevada State, GO, Refunding, Series A, 5% due 7/01/2013                     4,279
===================================================================================================================================
New Jersey--4.1%     AA+       Aa1         7,265  New Jersey State, GO, 5% due 2/01/2007                                      7,656
===================================================================================================================================
New York--14.3%      A1+       VMIG1+        200  Long Island Power Authority, New York, Electric System Revenue Bonds,
                                                  VRDN, Sub-Series 7, 4.10% due 4/01/2025 (a)(c)                                200
                     AA        Aa2         5,000  Municipal Assistance Corporation for City of New York, Revenue
                                                  Refunding Bonds, Series O, 5.25% due 7/01/2008                              5,345
                     A-        A3          5,000  New York City, New York, GO, Refunding, Series F, 5.125% due 8/01/2011      5,153
                     A         A2          5,000  New York State, GO, Refunding, Series F, 5.25% due 9/15/2011                5,270
                     AA-       Aa3         5,000  New York State Thruway Authority, General Revenue Bonds, Series D,
                                                  5.40% due 1/01/2010                                                         5,355
                     AAA       Aaa         5,000  Westchester County, New York, IDA, Resource Recovery Revenue Bonds
                                                  (Westchester Resco Company Project), AMT, 6% due 7/01/2008 (b)              5,546
===================================================================================================================================
Ohio--3.3%           AA-       Aa3         5,940  Ohio State Building Authority, Revenue Refunding Bonds (James A. Rhodes
                                                  State Office), Series A, 5.25% due 6/01/2010                                6,293
===================================================================================================================================
Oregon--2.2%         AAA       Aaa         3,790  Port of Portland, Oregon, Airport Revenue Bonds (Portland International
                                                  Airport), AMT, Series 11, 5.40% due 7/01/2008 (d)                           4,046
===================================================================================================================================

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Municipal Intermediate Term Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below and at right.

AMT     Alternative Minimum Tax (subject to)
GO      General Obligation Bonds
HDA     Housing Development Authority
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDR     Industrial Development Revenue Bonds
PCR     Pollution Control Revenue Bonds
RITES   Residual Interest Tax-Exempt Securities
VRDN    Variable Rate Demand Notes


                                      6 & 7

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                     S&P       Moody's     Face                                                                             Value
STATE                Ratings   Ratings    Amount  Issue                                                                   (Note 1a)
===================================================================================================================================
Pennsylvania--3.8%   AAA       Aaa       $ 5,000  Pennsylvania State, GO, First Series, 5.125% due 3/15/2011 (b)           $  5,211
                     A1+       NR*         1,800  Pennsylvania State Higher Educational Facilities Authority, Revenue
                                                  Refunding Bonds (Carnegie Mellon University), VRDN,
                                                  Series B, 4.20% due 11/01/2027 (a)                                          1,800
                     A1+       VMIG1+        200  Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                                                  Authority, Hospital Revenue Bonds (Children's Hospital Project), VRDN,
                                                  Series A, 4.20% due 3/01/2027 (a)                                             200
===================================================================================================================================
Texas--5.6%          AA        Aa1        10,000  San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A,
                                                  5.25% due 2/01/2010                                                        10,589
===================================================================================================================================
Virginia--1.5%                                    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                                  Sub-Series J-2:
                     AA+       Aa1         1,365    6.45% due 1/01/2010                                                       1,465
                     AA+       Aa1         1,300    6.50% due 1/01/2011                                                       1,390
===================================================================================================================================
Washington--14.8%    AA        Aa1         5,030  King County, Washington, GO, School District No. 414, Refunding Bonds
                                                  (Lake Washington), Series B, 5.25% due 12/01/2012                           5,230
                     AA+       Aa1         5,000  King County, Washington, GO, Series D, 5.70% due 12/01/2010                 5,486
                     AAA       Aaa         2,880  Port of Seattle, Washington, Revenue Refunding Bonds, Series A, 5.25%
                                                  due 6/01/2011 (d)                                                           3,015
                     AA+       Aa1         5,000  Washington State, GO, Series A, 5.25% due 7/01/2011                         5,237
                                                  Washington State Public Power Supply System, Revenue Refunding Bonds
                                                  (Nuclear Project No. 3), Series A (b):
                     AAA       Aaa         5,250    5.50% due 7/01/2007                                                       5,661
                     AAA       Aaa         3,015    5.60% due 7/01/2008                                                       3,277
===================================================================================================================================
Wisconsin--0.3%      AA        Aa2           435  Wisconsin Housing and Economic Development Authority, Home Ownership
                                                  Revenue Refunding Bonds, AMT, Series F, 7.40% due 7/01/2013                   470
===================================================================================================================================
Puerto Rico--2.3%    A1+       Baa1        3,950  Puerto Rico Commonwealth Highway and Transportation Authority, Highway
                                                  Revenue Refunding Bonds, RITES, Series X, 6.703% due 7/01/2005 (f)          4,409
===================================================================================================================================
                     Total Investments (Cost--$192,919)--104.8%                                                             197,314

                     Liabilities in Excess of Other Assets--(4.8%)                                                           (8,968)
                                                                                                                           --------
                     Net Assets--100.0%                                                                                    $188,346
                                                                                                                           ========
===================================================================================================================================

      (a)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
      (b)   AMBAC Insured.
      (c)   MBIA Insured.
      (d)   FGIC Insured.
      (e)   FSA Insured.
      (f)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at April 30, 1999.
      *     Not Rated.
      +     Highest short-term rating by Moody's Investors Service, Inc.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

              As of April 30, 1999
=============================================================================================================================
Assets:       Investments, at value (identified cost--$192,919,279) (Note 1a) .................                  $197,314,360
              Cash ............................................................................                        31,268
              Receivables:

                Interest ...................................................................... $  2,897,155
                Beneficial interest sold ......................................................       36,839        2,933,994
                                                                                                ------------
              Prepaid registration fees and other assets (Note 1e) ............................                        65,457
                                                                                                                 ------------
              Total assets ....................................................................                   200,345,079
                                                                                                                 ------------
=============================================================================================================================
Liabilities:  Payables:
                Securities purchased ..........................................................   10,741,502
                Beneficial interest redeemed ..................................................      896,347
                Dividends to shareholders (Note 1f) ...........................................      118,454
                Investment adviser (Note 2) ...................................................       91,307
                Distributor (Note 2) ..........................................................       22,668       11,870,278
                                                                                                ------------
              Accrued expenses and other liabilities ..........................................                       128,506
                                                                                                                 ------------
              Total liabilities ...............................................................                    11,998,784
                                                                                                                 ------------
=============================================================================================================================
Net Assets:   Net assets ......................................................................                  $188,346,295
                                                                                                                 ============
=============================================================================================================================
Net Assets    Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:   shares authorized ...............................................................                  $    705,745
              Class B Shares of beneficial interest, $.10 par value, unlimited number of
              shares authorized ...............................................................                       641,140
              Class C Shares of beneficial interest, $.10 par value, unlimited number of
              shares authorized ...............................................................                        35,652
              Class D Shares of beneficial interest, $.10 par value, unlimited number of
              shares authorized ...............................................................                       450,632
              Paid-in capital in excess of par ................................................                   180,622,985
              Undistributed realized capital gains on investments--net ........................                     1,495,060
              Unrealized appreciation on investments--net .....................................                     4,395,081
                                                                                                                 ------------
              Net assets ......................................................................                  $188,346,295
                                                                                                                 ============
=============================================================================================================================
Net Asset     Class A--Based on net assets of $72,521,254 and 7,057,450 shares of beneficial
Value:        interest outstanding ............................................................                  $      10.28
                                                                                                                 ============
              Class B--Based on net assets of $65,874,025 and 6,411,395 shares of beneficial
              interest outstanding ............................................................                  $      10.27
                                                                                                                 ============
              Class C--Based on net assets of $3,661,313 and 356,521 shares of beneficial
              interest outstanding ............................................................                  $      10.27
                                                                                                                 ============
              Class D--Based on net assets of $46,289,703 and 4,506,321 shares of beneficial
              interest outstanding ............................................................                  $      10.27
                                                                                                                 ============
=============================================================================================================================

            See Notes to Financial Statements.


                                     8 & 9

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

STATEMENT OF OPERATIONS

                      For the Six Months Ended April 30, 1999
===============================================================================================================================
Investment            Interest and amortization of premium and discount earned ..................                  $  4,573,285
Income (Note 1d):
===============================================================================================================================
Expenses:             Investment advisory fees (Note 2) ......................................... $    536,308
                      Account maintenance and distribution fees--Class B (Note 2) ...............      106,072
                      Printing and shareholder reports ..........................................       45,549
                      Accounting services (Note 2) ..............................................       44,609
                      Professional fees .........................................................       34,407
                      Registration fees (Note 1e) ...............................................       33,715
                      Transfer agent fees--Class B (Note 2) .....................................       25,229
                      Account maintenance fees--Class D (Note 2) ................................       23,768
                      Transfer agent fees--Class A (Note 2) .....................................       20,381
                      Transfer agent fees--Class D (Note 2) .....................................       13,376
                      Custodian fees ............................................................        6,564
                      Account maintenance and distribution fees--Class C (Note 2) ...............        6,542
                      Trustees' fees and expenses ...............................................        4,456
                      Pricing fees ..............................................................        3,458
                      Transfer agent fees--Class C (Note 2) .....................................        1,806
                      Other .....................................................................        4,748
                                                                                                  ------------
                      Total expenses ............................................................                       910,988
                                                                                                                   ------------
                      Investment income--net ....................................................                     3,662,297
                                                                                                                   ------------
===============================================================================================================================
Realized &            Realized gain on investments--net .........................................                     1,850,651
Unrealized            Change in unrealized appreciation on investments--net .....................                    (3,621,511)
Gain (Loss) on                                                                                                     ------------
Investments--Net      Net Increase in Net Assets Resulting from Operations ......................                  $  1,891,437
(Notes 1b, 1d & 3):                                                                                                ============
===============================================================================================================================

            See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six        For the
                                                                                                  Months Ended      Year Ended
                                                                                                    April 30,      October 31,
                      Increase (Decrease) in Net Assets:                                              1999             1998
===============================================================================================================================
Operations:           Investment income--net .................................................... $  3,662,297     $  8,579,176
                      Realized gain on investments--net .........................................    1,850,651        6,515,794
                      Change in unrealized appreciation on investments--net .....................   (3,621,511)       1,008,301
                                                                                                  ------------     ------------
                      Net increase in net assets resulting from operations ......................    1,891,437       16,103,271
                                                                                                  ------------     ------------
===============================================================================================================================
Dividends &           Investment income--net:
Distributions to        Class A .................................................................   (1,412,675)      (3,169,968)
Shareholders            Class B .................................................................   (1,267,972)      (3,258,706)
(Note 1f):              Class C .................................................................      (77,928)        (225,677)
                        Class D .................................................................     (903,722)      (1,924,825)
                      Realized gain on investments--net:
                        Class A .................................................................   (1,610,597)              --
                        Class B .................................................................   (1,600,128)              --
                        Class C .................................................................     (103,866)              --
                        Class D .................................................................   (1,085,249)              --
                                                                                                  ------------     ------------
                      Net decrease in net assets resulting from dividends and distributions
                      to shareholders ...........................................................   (8,062,137)      (8,579,176)
                                                                                                  ------------     ------------
===============================================================================================================================
Beneficial Interest   Net decrease in net assets derived from beneficial interest transactions ..   (7,925,061)     (25,237,007)
Transactions                                                                                      ------------     ------------
(Note 4):
===============================================================================================================================
Net Assets:           Total decrease in net assets ..............................................  (14,095,761)     (17,712,912)
                      Beginning of period .......................................................  202,442,056      220,154,968
                                                                                                  ------------     ------------
                      End of period ............................................................. $188,346,295     $202,442,056
                                                                                                  ============     ============
===============================================================================================================================

            See Notes to Financial Statements.


                                    10 & 11

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

FINANCIAL HIGHLIGHTS

                                                                                                     Class A
                    The following per share data and ratios have           -------------------------------------------------------
                    been derived  from information provided in the         For the Six
                    financial statements.                                  Months Ended      For the Year Ended October 31,
                                                                             April 30,   -----------------------------------------
                    Increase (Decrease) in Net Asset Value:                    1999        1998       1997       1996       1995
==================================================================================================================================
Per Share           Net asset value, beginning of period ................    $  10.60    $  10.23   $   9.94   $  10.00   $   9.62
Operating                                                                    --------    --------   --------   --------   --------
Performance:        Investment income--net ..............................         .20         .43        .45        .48        .53
                    Realized and unrealized gain (loss) on
                    investments--net ....................................        (.09)        .37        .29       (.06)       .38
                                                                             --------    --------   --------   --------   --------
                    Total from investment operations ....................         .11         .80        .74        .42        .91
                                                                             --------    --------   --------   --------   --------
                    Less dividends and distributions:
                     Investment income--net .............................        (.20)       (.43)      (.45)      (.48)      (.53)
                     Realized gain on investments--net ..................        (.23)         --         --         --         --
                                                                             --------    --------   --------   --------   --------
                    Total dividends and distributions ...................        (.43)       (.43)      (.45)      (.48)      (.53)
                                                                             --------    --------   --------   --------   --------
                    Net asset value, end of period ......................    $  10.28    $  10.60   $  10.23   $   9.94   $  10.00
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Total Investment    Based on net asset value per share ..................        1.09%+      8.00%      7.59%      4.27%      9.69%
Return:**                                                                    ========    ========   ========   ========   ========
==================================================================================================================================
Ratios to Average   Expenses ............................................         .79%*       .74%       .79%       .81%       .81%
Net Assets:                                                                  ========    ========   ========   ========   ========
                    Investment income--net ..............................        3.90%*      4.17%      4.40%      4.79%      5.36%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............    $ 72,521    $ 73,769   $ 71,684   $ 30,353   $ 34,970
Data:                                                                        ========    ========   ========   ========   ========
                    Portfolio turnover ..................................       68.37%     174.64%    167.41%    146.82%    115.78%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================

                                                                                                     Class B
                    The following per share data and ratios have           -------------------------------------------------------
                    been derived  from information provided in the         For the Six
                    financial statements.                                  Months Ended      For the Year Ended October 31,
                                                                             April 30,   -----------------------------------------
                    Increase (Decrease) in Net Asset Value:                    1999        1998       1997       1996       1995
==================================================================================================================================
Per Share           Net asset value, beginning of period ................    $  10.60    $  10.23   $   9.93   $  10.00   $   9.62
Operating                                                                    --------    --------   --------   --------   --------
Performance:        Investment income--net ..............................         .19         .40        .41        .44        .50
                    Realized and unrealized gain (loss) on
                    investments--net ....................................        (.10)        .37        .30       (.07)       .38
                                                                             --------    --------   --------   --------   --------
                    Total from investment operations ....................         .09         .77        .71        .37        .88
                                                                             --------    --------   --------   --------   --------
                    Less dividends and distributions:
                     Investment income--net .............................        (.19)       (.40)      (.41)      (.44)      (.50)
                     Realized gain on investments--net ..................        (.23)         --         --         --         --
                                                                             --------    --------   --------   --------   --------
                    Total dividends and distributions ...................        (.42)       (.40)      (.41)      (.44)      (.50)
                                                                             --------    --------   --------   --------   --------
                    Net asset value, end of period ......................    $  10.27    $  10.60   $  10.23   $   9.93   $  10.00
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Total Investment    Based on net asset value per share ..................         .83%+      7.67%      7.35%      3.84%      9.34%
Return:**                                                                    ========    ========   ========   ========   ========
==================================================================================================================================
Ratios to Average   Expenses ............................................        1.10%*      1.06%      1.11%      1.13%      1.13%
Net Assets:                                                                  ========    ========   ========   ========   ========
                    Investment income--net ..............................        3.59%*      3.86%      4.13%      4.47%      5.05%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............    $ 65,874    $ 75,688   $ 94,552   $169,441   $181,640
Data:                                                                        ========    ========   ========   ========   ========
                    Portfolio turnover ..................................       68.37%     174.64%    167.41%    146.82%    115.78%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================

                                                                                                     Class C
                    The following per share data and ratios have           -------------------------------------------------------
                    been derived  from information provided in the         For the Six
                    financial statements.                                  Months Ended      For the Year Ended October 31,
                                                                             April 30,   -----------------------------------------
                    Increase (Decrease) in Net Asset Value:                    1999        1998       1997       1996       1995
==================================================================================================================================
Per Share           Net asset value, beginning of period ................    $  10.60    $  10.23   $   9.93   $  10.00   $   9.62
Operating                                                                    --------    --------   --------   --------   --------
Performance:        Investment income--net ..............................         .19         .40        .41        .44        .50
                    Realized and unrealized gain (loss) on
                    investments--net ....................................        (.10)        .37        .30       (.07)       .38
                                                                             --------    --------   --------   --------   --------
                    Total from investment operations ....................         .09         .77        .71        .37        .88
                                                                             --------    --------   --------   --------   --------

                    Less dividends and distributions:
                     Investment income--net .............................        (.19)       (.40)      (.41)      (.44)      (.50)
                     Realized gain on investments--net ..................        (.23)         --         --         --         --
                                                                             --------    --------   --------   --------   --------
                    Total dividends and distributions ...................        (.42)       (.40)      (.41)      (.44)      (.50)
                                                                             --------    --------   --------   --------   --------
                    Net asset value, end of period ......................    $  10.27    $  10.60   $  10.23   $   9.93   $  10.00
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Total Investment    Based on net asset value per share ..................         .83%+      7.65%      7.34%      3.82%      9.36%
Return:**                                                                    ========    ========   ========   ========   ========
==================================================================================================================================
Ratios to Average   Expenses ............................................        1.11%*      1.07%      1.13%      1.15%      1.01%
Net Assets:                                                                  ========    ========   ========   ========   ========
                    Investment income--net ..............................        3.57%*      3.85%      4.10%      4.44%      4.76%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............    $  3,661    $  5,116   $  6,110   $  8,313   $  6,485
Data:                                                                        ========    ========   ========   ========   ========
                    Portfolio turnover ..................................       68.37%     174.64%    167.41%    146.82%    115.78%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Aggregate total investment return.

            See Notes to Financial Statements.

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                     Class D
                    The following per share data and ratios have           -------------------------------------------------------
                    been derived  from information provided in the         For the Six
                    financial statements.                                  Months Ended      For the Year Ended October 31,
                                                                             April 30,   -----------------------------------------
                    Increase (Decrease) in Net Asset Value:                    1999        1998       1997       1996       1995
==================================================================================================================================
Per Share           Net asset value, beginning of period ................    $  10.60    $  10.23   $   9.94   $  10.00   $   9.62
Operating                                                                    --------    --------   --------   --------   --------
Performance:        Investment income--net                                        .20         .42        .44        .47        .52
                    Realized and unrealized gain (loss) on
                      investments--net ..................................        (.10)        .37        .29       (.06)       .38
                                                                             --------    --------   --------   --------   --------
                    Total from investment operations ....................         .10         .79        .73        .41        .90
                                                                             --------    --------   --------   --------   --------
                    Less dividends and distributions:
                     Investment income--net .............................        (.20)       (.42)      (.44)      (.47)      (.52)
                     Realized gain on investments--net ..................        (.23)         --         --         --         --
                                                                             --------    --------   --------   --------   --------
                    Total dividends and distributions ...................        (.43)       (.42)      (.44)      (.47)      (.52)
                                                                             --------    --------   --------   --------   --------
                    Net asset value, end of period ......................    $  10.27    $  10.60   $  10.23   $   9.94   $  10.00
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Total Investment    Based on net asset value per share ..................         .94%+      7.90%      7.48%      4.17%      9.58%
Return:**                                                                    ========    ========   ========   ========   ========
==================================================================================================================================
Ratios to Average   Expenses ............................................         .89%*       .84%       .89%       .91%       .90%
Net Assets:                                                                  ========    ========   ========   ========   ========
                    Investment income--net ..............................        3.80%*      4.07%      4.31%      4.68%      5.12%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================
Supplemental        Net assets, end of period (in thousands) ............    $ 46,290    $ 47,869   $ 47,809   $  8,375   $  7,000
Data:                                                                        ========    ========   ========   ========   ========
                    Portfolio turnover ..................................       68.37%     174.64%    167.41%    146.82%    115.78%
                                                                             ========    ========   ========   ========   ========
==================================================================================================================================

      *     Annualized.
      **    Total investment returns exclude the effects of sales loads.
      +     Aggregate total investment return.

            See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Municipal Intermediate Term Fund (the "Fund") is presently the only series of Merrill Lynch Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained by the Fund's pricing service from one or more dealers that make markets in the securities. Financial futures contracts, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Options on financial futures contracts on US Government securities, which are traded on exchanges, are valued at their last bid price in the case of options purchased and their last asked price in the case of options written. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


                                    14 & 15

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.55% on the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                       Account      Distribution
                                                   Maintenance Fee      Fee
--------------------------------------------------------------------------------
Class B ........................................        0.20%           0.10%
Class C ........................................        0.20%           0.10%
Class D ........................................        0.10%             --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer con-cessions on sales of the Fund's Class A and Class D Shares as follows:

-------------------------------------------------------------------------------
                                                        MLFD          MLPF&S
-------------------------------------------------------------------------------
Class A ..........................................      $ 17          $  321
Class D ..........................................      $133          $1,514
-------------------------------------------------------------------------------

For the six months ended April 30, 1999, MLPF&S received contingent deferred sales charges of $26,207 and $235 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for six months ended April 30, 1999, were $129,246,357 and $145,741,688, respectively.

Net realized gains for the six months ended April 30, 1999 and net unrealized gains as of April 30, 1999, were as follows:

-------------------------------------------------------------------------------
                                                    Realized        Unrealized
                                                      Gains            Gains
-------------------------------------------------------------------------------
Long-term investments ........................     $ 1,850,651      $ 4,395,081
                                                   -----------      -----------
Total ........................................     $ 1,850,651      $ 4,395,081
                                                   ===========      ===========
-------------------------------------------------------------------------------

As of April 30, 1999, net unrealized appreciation for Federal income tax purposes aggregated $4,395,081, of which $4,848,561 related to appreciated securities and $453,480 related to depreciated securities. The aggregate cost of investments at April 30, 1999 for Federal income tax purposes was $192,919,279.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $7,925,061 and $25,237,007 for the six months ended April 30, 1999 and the year ended October 31, 1998, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended April 30, 1999                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,260,299      $13,106,578
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................         213,534        2,219,391
                                                   -----------      -----------
Total issued .................................       1,473,833       15,325,969
Shares redeemed ..............................      (1,373,298)     (14,297,835)
                                                   -----------      -----------
Net increase .................................         100,535      $ 1,028,134
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended October 31, 1998                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       2,776,863      $28,912,420
Shares issued to shareholders
in reinvestment of dividends .................         203,200        2,117,109
                                                   -----------      -----------
Total issued .................................       2,980,063       31,029,529
Shares redeemed ..............................      (3,027,631)     (31,692,253)
                                                   -----------      -----------
Net decrease .................................         (47,568)     $  (662,724)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended April 30, 1999                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         416,551      $ 4,351,710
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................         184,169        1,914,325
                                                   -----------     ------------
Total issued .................................         600,720        6,266,035
Automatic conversion of shares ...............         (60,845)        (633,353)
Shares redeemed ..............................      (1,267,293)     (13,205,239)
                                                   -----------      -----------
Net decrease .................................        (727,418)     $(7,572,557)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended October 31, 1998                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................       1,191,436     $ 12,448,339
Shares issued to shareholders
in reinvestment of dividends .................         197,353        2,054,034
                                                   -----------     ------------
Total issued .................................       1,388,789       14,502,373
Automatic conversion of shares ...............        (412,931)      (4,284,457)
Shares redeemed ..............................      (3,077,028)     (31,991,532)
                                                   -----------     ------------
Net decrease .................................      (2,101,170)    $(21,773,616)
                                                   ===========     ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended April 30, 1999                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................          28,162      $   294,414
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................          13,153          136,700
                                                   -----------      -----------
Total issued .................................          41,315          431,114
Shares redeemed ..............................        (167,606)      (1,743,729)
                                                   -----------      -----------
Net decrease .................................        (126,291)     $(1,312,615)
                                                   ===========      ===========
-------------------------------------------------------------------------------


                                    16 & 17

                  Merrill Lynch Municipal Intermediate Term Fund, April 30, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended October 31, 1998                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         314,557      $ 3,282,954
Shares issued to shareholders
in reinvestment of dividends .................          16,813          174,929
                                                   -----------      -----------
Total issued .................................         331,370        3,457,883
Shares redeemed ..............................        (445,964)      (4,636,065)
                                                   -----------      -----------
Net decrease .................................        (114,594)     $(1,178,182)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended April 30, 1999                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         384,814      $ 4,032,622
Shares issued to shareholders
in reinvestment of dividends
and distributions ............................          92,101          957,172
Automatic conversion of shares ...............          60,870          633,353
                                                   -----------      -----------
Total issued .................................         537,785        5,623,147
Shares redeemed ..............................        (547,512)      (5,691,170)
                                                   -----------      -----------
Net decrease .................................          (9,727)     $   (68,023)
                                                   ===========      ===========
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended October 31, 1998                                Shares           Amount
-------------------------------------------------------------------------------
Shares sold ..................................         250,935      $ 2,642,596
Shares issued to shareholders
in reinvestment of dividends .................          88,066          916,938
Automatic conversion of shares ...............         412,978        4,284,457
                                                   -----------      -----------
Total issued .................................         751,979        7,843,991
Shares redeemed ..............................        (909,048)      (9,466,476)
                                                   -----------      -----------
Net decrease .................................        (157,069)     $(1,622,485)
                                                   ===========      ===========
-------------------------------------------------------------------------------

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Municipal
Intermediate Term Fund
Merrill Lynch Municipal
Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #10437--4/99

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